Shareholder Report, Average Annual Return (Details)	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	45 Months Ended	55 Months Ended	60 Months Ended	61 Months Ended		65 Months Ended	82 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000232397
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Artificial Intelligence and Innovation Fund $19,153
C000227588
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree BioRevolution Fund $8,768
C000214236
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Cloud Computing Fund $12,789
C000224004
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Cybersecurity Fund $15,073
C000164637
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Dynamic International Equity Fund $27,679
C000164635
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Dynamic International SmallCap Equity Fund $26,363
C000268262
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Efficient Long/Short U.S. Equity Fund $11,706
C000272094
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Efficient U.S. Plus International Equity Fund $11,784
C000227316
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Emerging Markets Efficient Core Fund $13,931
C000272099
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree International Adaptive Moving Average Fund $10,661
C000227314
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree International Efficient Core Fund $13,660
C000272566
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Physical AI, Humanoids, and Drones Fund $9,808
C000264379
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree Quantum Computing Fund $12,679
C000235377
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree True Emerging Markets Fund $14,897
C000272098
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree U.S. Adaptive Moving Average Fund $10,521
C000168143
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree U.S. Corporate Bond Fund $12,610
C000200315
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree U.S. Efficient Core Fund $25,937
C000168145
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree U.S. High Yield Corporate Bond Fund $16,074
C000168144
Average Annual Return [Line Items]
Line Graph and Table Measure Name						WisdomTree U.S. Short-Term Corporate Bond Fund $12,692
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent						19.20%		8.55%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent						19.20%			9.14%	8.92%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent						19.20%			9.14%				12.71%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent						19.20%			9.14%			11.96%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Local Currency Index
Average Annual Return, Percent						24.94%			11.26%						10.63%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Local Currency Index
Average Annual Return, Percent						24.94%			11.26%						10.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				9.66%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent		11.69%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						43.51%			7.20%		7.84%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent			6.42%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						20.23%			9.05%		9.04%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index
Average Annual Return, Percent	1.21%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index
Average Annual Return, Percent					13.58%
MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets ex-China Index
Average Annual Return, Percent						63.11%	25.44%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.79%			0.08%						1.54%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						22.33%			13.41%					14.94%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return, Percent						4.15%			0.44%						1.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.79%			0.08%						1.54%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent						37.48%		20.18%
WisdomTree Artificial Intelligence & Innovation Index
Average Annual Return [Line Items]
Average Annual Return, Percent						96.80%		15.66%
S&P 500® Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent						19.90%			6.54%	7.31%
S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Average Annual Return, Percent						92.00%			3.45%	4.69%
WisdomTree BioRevolution Index
Average Annual Return [Line Items]
Average Annual Return, Percent						60.30%			(3.76%)	(2.49%)
BVP NASDAQ Emerging Cloud Index
Average Annual Return [Line Items]
Average Annual Return, Percent						(10.93%)			(10.17%)				4.09%
S&P 500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent						25.71%			14.57%				18.70%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent						37.48%			22.16%				26.80%
S&P 500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent						25.71%			14.57%			16.00%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent						37.48%			22.16%			22.91%
WisdomTree Team8 Cybersecurity Index
Average Annual Return [Line Items]
Average Annual Return, Percent						14.02%			8.57%			8.14%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent						20.23%			9.05%						9.66%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent						26.95%			13.15%						10.45%
WisdomTree Dynamic International Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent						20.01%			13.08%						10.95%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent						17.39%			5.35%						8.64%
MSCI EAFE Small Cap Local Currency Index
Average Annual Return [Line Items]
Average Annual Return, Percent						22.43%			8.41%						10.12%
MSCI EAFE Small Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent						18.79%			7.92%						9.02%
WisdomTree Dynamic International SmallCap Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent						16.25%			10.07%						10.60%
70% MSCI EAFE Index / 30% ICE BofA US 3-Month Treasury Bill Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			4.82%
WisdomTree International Adaptive Moving Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.61%
WisdomTree Physical AI, Humanoids, and Drones Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.85%)
WisdomTree Classiq Quantum Computing Index
Average Annual Return [Line Items]
Average Annual Return, Percent					27.08%
WisdomTree True Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent						3.97%	12.06%
70% S&P 500® Index / 30% ICE BofA U.S. 3-Month Treasury Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			8.17%
WisdomTree U.S. Adaptive Moving Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.45%
ICE BofA Merrill Lynch U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent						4.47%			0.52%						2.71%
WisdomTree U.S. Quality Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						4.33%			0.46%						2.63%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent						14.84%			7.93%					9.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						3.79%			0.08%						1.54%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent						5.74%			4.13%						5.70%
WisdomTree U.S. High Yield Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						5.96%			3.42%						5.40%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent						3.92%			2.39%						2.82%
WisdomTree U.S. Short-term Quality Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						3.76%			2.52%						2.75%